File Nos. 33-58004
                                                                    and 811-7474

                                BOSTON 1784 FUNDS


Supplement to Annual Report
dated May 31, 1999


         Please note that footnote #10 to the Financial Statements (Year 2000 Readiness Disclosure) is unaudited.


                       Supplement dated September 13, 1999

                                                              File Nos. 33-58004
                                                                    and 811-7474

                            BOSTON 1784 INSTITUTIONAL
                               MONEY MARKET FUNDS


Supplement to Annual Report
dated May 31, 1999


     Please note that footnote #6 to the Financial Statements (Year 2000 Readiness Disclosure) is unaudited.


                       Supplement dated September 13, 1999